Current liabilities - provisions - Summary of current liabilities - provisions (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of provisions [line items]
Current liabilities - provisions	$ 191	$ 136
Employee benefits [member]
Disclosure of provisions [line items]
Current liabilities - provisions	$ 191	$ 136